Quarterly Holdings Report
for

Fidelity® Contrafund® K6

March 31, 2020

CONK6-QTLY-0520
1.9883977.102

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 17.2%
Entertainment - 4.7%
Activision Blizzard, Inc.	1,348,409	$80,203,367
Netflix, Inc. (a)	861,812	323,610,406
Spotify Technology SA (a)	51,074	6,202,427
The Walt Disney Co.	731,676	70,679,902
		480,696,102
Interactive Media & Services - 12.0%
Alphabet, Inc.:
Class A (a)	223,658	259,879,413
Class C (a)	200,432	233,064,334
Facebook, Inc. Class A (a)	4,415,982	736,585,798
Pinterest, Inc. Class A (b)	342,116	5,282,271
Twitter, Inc. (a)	37,500	921,000
		1,235,732,816
Media - 0.0%
Charter Communications, Inc. Class A (a)	3,009	1,312,857
Liberty Media Corp. Liberty Formula One Group Series C (a)	31,876	867,983
		2,180,840
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	598,564	50,219,520

TOTAL COMMUNICATION SERVICES		1,768,829,278

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.1%
Tesla, Inc. (a)	15,088	7,906,112
Toyota Motor Corp.	87,100	5,249,075
		13,155,187
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	44,603	29,188,203
Domino's Pizza, Inc.	3,000	972,210
Evolution Gaming Group AB (c)	198,863	6,742,423
McDonald's Corp.	259,836	42,963,883
Starbucks Corp.	30,851	2,028,145
		81,894,864
Household Durables - 0.1%
Garmin Ltd.	58,124	4,356,975
Tempur Sealy International, Inc. (a)	39,500	1,726,545
		6,083,520
Internet & Direct Marketing Retail - 8.1%
Alibaba Group Holding Ltd.	1,198,700	29,045,727
Alibaba Group Holding Ltd. sponsored ADR (a)	58,309	11,339,934
Amazon.com, Inc. (a)	399,706	779,314,773
Boohoo.Com PLC (a)	536,300	1,261,521
Chewy, Inc.	37,988	1,424,170
Delivery Hero AG (a)(c)	17,500	1,286,673
Meituan Dianping Class B (a)	319,600	3,810,030
		827,482,828
Specialty Retail - 0.9%
Burlington Stores, Inc. (a)	16,556	2,623,464
The Home Depot, Inc.	231,618	43,245,397
TJX Companies, Inc.	1,095,740	52,387,329
		98,256,190
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	159,985	35,521,051
Allbirds, Inc. (a)(d)(e)	33,995	282,838
Deckers Outdoor Corp. (a)	49,913	6,688,342
lululemon athletica, Inc. (a)	33,264	6,305,191
NIKE, Inc. Class B	726,808	60,136,094
On Holding AG (d)(e)	282	2,108,466
Ralph Lauren Corp.	9,700	648,251
		111,690,233

TOTAL CONSUMER DISCRETIONARY		1,138,562,822

CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Keurig Dr. Pepper, Inc. (b)	425,423	10,325,016
PepsiCo, Inc.	393,283	47,233,288
The Coca-Cola Co.	1,390,195	61,516,129
		119,074,433
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	92,183	2,171,439
Costco Wholesale Corp.	300,614	85,714,070
Grocery Outlet Holding Corp.	59,676	2,049,274
Walmart, Inc.	27,175	3,087,624
		93,022,407
Food Products - 0.0%
Freshpet, Inc. (a)	10,300	657,861
Mondelez International, Inc.	78,374	3,924,970
		4,582,831
Household Products - 0.2%
Procter & Gamble Co.	154,229	16,965,190
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	672,382	107,137,348
Kao Corp.	49,500	4,064,962
L'Oreal SA	17,656	4,569,566
L'Oreal SA	13,940	3,607,824
Shiseido Co. Ltd.	70,600	4,190,367
		123,570,067

TOTAL CONSUMER STAPLES		357,214,928

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Centennial Resource Development, Inc. Class A (a)	1,273,528	334,938
Continental Resources, Inc. (b)	38,259	292,299
EOG Resources, Inc.	17,303	621,524
Hess Corp.	126,796	4,222,307
Magnolia Oil & Gas Corp. Class A (a)	578,076	2,312,304
Reliance Industries Ltd.	1,983,482	29,320,615
		37,103,987
FINANCIALS - 10.0%
Banks - 3.0%
Bank of America Corp.	4,826,244	102,461,160
Citigroup, Inc.	1,334,612	56,213,857
HDFC Bank Ltd. sponsored ADR	197,879	7,610,426
JPMorgan Chase & Co.	1,222,673	110,077,250
Kotak Mahindra Bank Ltd.	1,485,472	25,553,084
The Toronto-Dominion Bank	21,700	922,555
		302,838,332
Capital Markets - 0.6%
Brookfield Asset Management, Inc. (Canada) Class A	121,843	5,400,815
CME Group, Inc.	180,060	31,134,175
Moody's Corp.	79,013	16,711,250
MSCI, Inc.	24,986	7,219,955
S&P Global, Inc.	21,689	5,314,889
		65,781,084
Consumer Finance - 0.7%
American Express Co.	879,894	75,327,725
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class A (a)	1,987	540,464,000
Insurance - 0.4%
Admiral Group PLC	403,196	11,104,071
Allstate Corp.	72,170	6,620,154
Chubb Ltd.	140,395	15,680,718
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,222	4,359,978
Intact Financial Corp.	1,100	95,071
Marsh & McLennan Companies, Inc.	7,881	681,391
Progressive Corp.	17,994	1,328,677
		39,870,060

TOTAL FINANCIALS		1,024,281,201

HEALTH CARE - 14.9%
Biotechnology - 3.4%
23andMe, Inc. (a)(d)(e)	6,779	85,619
AbbVie, Inc.	305,751	23,295,169
Acceleron Pharma, Inc. (a)	22,791	2,048,227
Alector, Inc. (a)	31,600	762,508
Argenx SE ADR (a)	11,712	1,542,822
BeiGene Ltd. ADR (a)	24,500	3,016,195
bluebird bio, Inc. (a)	49,654	2,282,098
CSL Ltd.	18,801	3,430,954
Galapagos Genomics NV sponsored ADR (a)(b)	27,291	5,346,853
Genmab A/S (a)	4,900	984,256
Gilead Sciences, Inc.	374,800	28,020,048
Global Blood Therapeutics, Inc. (a)	77,765	3,973,014
Idorsia Ltd. (a)	135,894	3,512,326
Innovent Biolgics, Inc. (a)(c)	1,835,000	7,656,826
Mirati Therapeutics, Inc. (a)	26,600	2,044,742
Morphosys AG (a)	30,316	2,918,986
Regeneron Pharmaceuticals, Inc. (a)	159,435	77,850,516
Revolution Medicines, Inc.	33,600	736,176
Seattle Genetics, Inc. (a)	83,056	9,583,001
Turning Point Therapeutics, Inc.	28,092	1,254,589
Vertex Pharmaceuticals, Inc. (a)	710,710	169,113,445
Zai Lab Ltd. ADR (a)	19,700	1,014,156
		350,472,526
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	320,726	25,308,489
Baxter International, Inc.	709,960	57,641,652
Boston Scientific Corp. (a)	111,605	3,641,671
Danaher Corp.	578,028	80,004,855
DexCom, Inc. (a)	256,744	69,133,457
Edwards Lifesciences Corp. (a)	317,543	59,894,961
Intuitive Surgical, Inc. (a)	85,546	42,363,235
Masimo Corp. (a)	50,793	8,996,456
Quidel Corp. (a)	34,800	3,403,788
ResMed, Inc.	60,186	8,864,796
Sonova Holding AG Class B	25,571	4,559,678
Stryker Corp.	129,314	21,529,488
Tandem Diabetes Care, Inc. (a)	14,800	952,380
		386,294,906
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	21,800	1,045,092
Cigna Corp.	91,417	16,197,264
Hapvida Participacoes e Investimentos SA (c)	390,400	3,185,651
Patterson Companies, Inc.	49,100	750,739
UnitedHealth Group, Inc.	1,296,490	323,318,676
		344,497,422
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	700	42,196
Teladoc Health, Inc. (a)	11,200	1,736,112
Veeva Systems, Inc. Class A (a)	60,550	9,468,204
		11,246,512
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	36,329	2,264,023
Bio-Rad Laboratories, Inc. Class A (a)	27,728	9,720,328
IQVIA Holdings, Inc. (a)	8,914	961,464
Mettler-Toledo International, Inc. (a)	85,297	58,898,431
Thermo Fisher Scientific, Inc.	222,867	63,205,081
		135,049,327
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	1,644,561	73,446,094
Bristol-Myers Squibb Co.	770,942	42,972,307
Bristol-Myers Squibb Co. rights (a)	98,386	373,867
Eli Lilly & Co.	611,580	84,838,378
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,961,000	6,552,627
Merck & Co., Inc.	567,151	43,636,598
Novartis AG sponsored ADR	16,432	1,354,818
Perrigo Co. PLC	2,603	125,178
Roche Holding AG (participation certificate)	38,994	12,546,008
Zoetis, Inc. Class A	282,596	33,258,723
		299,104,598

TOTAL HEALTH CARE		1,526,665,291

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.8%
Harris Corp.	183,880	33,120,466
Lockheed Martin Corp.	34,900	11,829,355
Northrop Grumman Corp.	106,723	32,289,044
TransDigm Group, Inc.	4,724	1,512,578
		78,751,443
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	166,900	7,218,425
Toto Ltd.	283,000	9,461,846
Trane Technologies PLC	90,034	7,435,908
		24,116,179
Commercial Services & Supplies - 0.2%
Cintas Corp.	111,320	19,282,850
Clean TeQ Holdings Ltd. (a)(b)	3,269,289	251,367
TulCo LLC (a)(d)(e)(f)	1,552	655,254
		20,189,471
Electrical Equipment - 0.2%
AMETEK, Inc.	18,491	1,331,722
Vestas Wind Systems A/S	310,178	25,237,845
		26,569,567
Industrial Conglomerates - 0.2%
General Electric Co.	2,959,491	23,498,359
Machinery - 0.3%
Fortive Corp.	486,241	26,835,641
Professional Services - 0.6%
Clarivate Analytics PLC (a)	1,040,484	21,590,043
CoStar Group, Inc. (a)	20,083	11,792,938
Experian PLC	351,303	9,763,180
FTI Consulting, Inc. (a)	140,538	16,832,236
		59,978,397
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	12,864	2,838,709
Union Pacific Corp.	26,702	3,766,050
		6,604,759

TOTAL INDUSTRIALS		266,543,816

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	86,129	11,448,267
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,661,109	121,061,624
CDW Corp.	122,758	11,449,639
Keysight Technologies, Inc. (a)	95,034	7,952,445
Zebra Technologies Corp. Class A (a)	118,637	21,781,753
		162,245,461
IT Services - 9.6%
Accenture PLC Class A	241,024	39,349,578
Adyen BV (a)(c)	24,352	20,510,367
Endava PLC ADR (a)	12,467	438,340
EPAM Systems, Inc. (a)	42,335	7,859,916
Fidelity National Information Services, Inc.	54,490	6,628,164
Fiserv, Inc. (a)	32,631	3,099,619
Global Payments, Inc.	219,894	31,715,312
MasterCard, Inc. Class A	989,607	239,049,467
MongoDB, Inc. Class A (a)(b)	194,111	26,503,916
Okta, Inc. (a)	410,526	50,190,909
PayPal Holdings, Inc. (a)	1,296,707	124,146,728
Shopify, Inc. Class A (a)	67,382	28,231,205
Square, Inc. (a)	20,900	1,094,742
StoneCo Ltd. Class A (a)(b)	142,642	3,105,316
Twilio, Inc. Class A (a)	51,893	4,643,905
Visa, Inc. Class A (b)	2,447,993	394,420,632
		980,988,116
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	977,049	44,436,189
Analog Devices, Inc.	27,389	2,455,424
ASML Holding NV	28,962	7,577,618
Cirrus Logic, Inc. (a)	85,579	5,616,550
Enphase Energy, Inc. (a)(b)	342,476	11,058,550
Lam Research Corp.	118,445	28,426,800
NVIDIA Corp.	418,309	110,266,252
NXP Semiconductors NV	244,917	20,310,967
Qualcomm, Inc.	1,022,250	69,155,213
SolarEdge Technologies, Inc. (a)(b)	125,277	10,257,681
Synaptics, Inc. (a)	189,963	10,993,159
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	48,000	2,293,920
		322,848,323
Software - 16.4%
Adobe, Inc. (a)	1,085,692	345,510,622
Alteryx, Inc. Class A (a)(b)	25,000	2,379,250
Atlassian Corp. PLC (a)	271,453	37,259,639
Ceridian HCM Holding, Inc. (a)(b)	60,067	3,007,555
Cloudflare, Inc. (a)	83,500	1,960,580
Coupa Software, Inc. (a)(b)	183,633	25,659,039
Crowdstrike Holdings, Inc.	25,000	1,392,000
Datadog, Inc. Class A (a)(b)	229,300	8,250,214
DocuSign, Inc. (a)	103,179	9,533,740
Dropbox, Inc. Class A (a)	580,600	10,508,860
Dynatrace, Inc.	37,029	882,771
Everbridge, Inc. (a)	28,000	2,978,080
Fortinet, Inc. (a)	23,184	2,345,525
Intuit, Inc.	199,172	45,809,560
Microsoft Corp.	4,106,641	647,658,352
Netcompany Group A/S (a)(c)	45,889	2,107,623
Pagerduty, Inc. (b)	34,185	590,717
Paycom Software, Inc. (a)	63,656	12,859,149
Rapid7, Inc. (a)(b)	5,087	220,420
RingCentral, Inc. (a)	203,867	43,201,456
Salesforce.com, Inc. (a)	2,852,677	410,728,434
ServiceNow, Inc. (a)	63,900	18,312,462
Slack Technologies, Inc. Class A (a)(b)	616,682	16,551,745
Snowflake Computing, Inc. Class B (d)(e)	8,969	347,728
Workday, Inc. Class A (a)	242,524	31,581,475
Xero Ltd. (a)	24,600	1,027,577
Zoom Video Communications, Inc. Class A	35,100	5,128,812
		1,687,793,385
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	954,459	242,709,379
Samsung Electronics Co. Ltd.	151,900	5,949,411
		248,658,790

TOTAL INFORMATION TECHNOLOGY		3,413,982,342

MATERIALS - 2.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	63,862	12,747,494
Growmax Resources Corp. (a)(c)(e)	206,700	8,078
Sherwin-Williams Co.	94,883	43,600,636
		56,356,208
Metals & Mining - 1.5%
B2Gold Corp.	3,471,730	10,509,181
Barrick Gold Corp.	128,633	2,356,557
Barrick Gold Corp. (Canada)	2,756,858	50,658,955
Franco-Nevada Corp.	470,722	47,032,062
Ivanhoe Mines Ltd. (a)	3,339,908	5,553,460
Ivanhoe Mines Ltd. (a)(c)	883,372	1,468,834
Kirkland Lake Gold Ltd.	189,162	5,571,495
Lundin Gold, Inc. (a)	223,507	1,243,558
Newcrest Mining Ltd.	752,657	10,336,030
Newmont Corp.	275,000	12,452,000
Northern Star Resources Ltd.	138,800	899,008
Novagold Resources, Inc. (a)	767,722	5,662,584
		153,743,724

TOTAL MATERIALS		210,099,932

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	306,947	66,837,709
Equity Commonwealth	34,850	1,105,094
Equity Residential (SBI)	213,174	13,154,968
Prologis, Inc.	51,425	4,133,027
		85,230,798
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	55,543	13,364,757
TOTAL COMMON STOCKS
(Cost $9,240,497,232)		9,841,879,152

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
ZenPayroll, Inc. Series D (d)(e)	184,203	1,821,768
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	13,415	111,613
Series B (a)(d)(e)	2,355	19,594
Series C (a)(d)(e)	22,525	187,408
Series Seed (a)(d)(e)	7,210	59,987
Aurora Innovation, Inc. Series B (d)(e)	119,040	879,706
		1,258,308
TOTAL CONSUMER DISCRETIONARY		3,080,076
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	1,222	408,062
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	26,649	336,577
Generation Bio Series B (a)(d)(e)	48,000	218,400
Nuvation Bio, Inc. Series A (d)(e)(g)	2,568,600	1,981,367
		2,536,344
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (d)(e)	117,590	958,359
TOTAL HEALTH CARE		3,494,703
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Affirm, Inc. Series F (d)(e)	141,842	1,282,252
Carbon, Inc.:
Series D (a)(d)(e)	9,678	195,108
Series E (d)(e)	7,351	150,078
		1,627,438
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (d)(e)	1,052,269	4,219,599

TOTAL CONVERTIBLE PREFERRED STOCKS		12,829,878

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (e)	3,143	1,049,542
TOTAL PREFERRED STOCKS
(Cost $17,392,604)		13,879,420

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.29% (h)	332,672,867	332,772,669
Fidelity Securities Lending Cash Central Fund 0.28% (h)(i)	72,292,786	72,307,245
TOTAL MONEY MARKET FUNDS
(Cost $405,065,631)		405,079,914
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,662,955,467)		10,260,838,486
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,805,821
NET ASSETS - 100%		$10,265,644,307

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,519,102 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,309,783 or 0.2% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
Affirm, Inc. Series F	3/22/19	$1,869,917
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Allbirds, Inc. Series Seed	10/9/18	$79,073
Allovir, Inc. Series B	5/8/19	$958,359
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$233,585
Generation Bio Series B	2/21/18	$438,994
High Power Exploration, Inc. Series A	11/15/19	$5,545,458
Nuvation Bio, Inc. Series A	6/17/19	$1,981,366
On Holding AG	2/6/20	$2,569,790
Roofoods Ltd. Series F	9/12/17	$432,063
Snowflake Computing, Inc. Class B	3/19/20	$347,877
TulCo LLC	8/24/17 - 9/7/18	$651,224
ZenPayroll, Inc. Series D	7/16/19	$2,452,184

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$504,710
Fidelity Securities Lending Cash Central Fund	28,970
Total	$533,680

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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